Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,616,003
Proposed Maximum Offering Price per Unit	17.34
Maximum Aggregate Offering Price	$ 62,701,492.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,659.08
Offering Note	This Registration Statement registers 3,616,003 shares of common stock, par value $0.001 per share (the “Common Stock”), of The Elmet Group Co. (the “Registrant”) that will be reserved for issuance under The Elmet Group Co. 2026 Equity Incentive Plan. Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rules 457(c) and 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Common Stock last reported on The Nasdaq Capital Market on April 24, 2026.